Short-term Loans and Long-term Loans	12 Months Ended
Dec. 31, 2021
Short-term Loans and Long-term Loans
Short-term Loans and Long-term Loans

(11) Short-term Loans and Long-term Loans

Short-term loans and long-term loans consisted of the following:

	Interest
	rate per	December 31, 2021		December 31, 2020
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- June 18, 2020 to June 15, 2021	6.5%	—	—	15,000
- July 15, 2020 to July 9, 2021	6.5%	—	—	20,000
- July 9, 2020 to July 9, 2021	6.5%	—	—	30,000
- June 17, 2021 to June 16, 2022	6.5%	15,000	2,354	—
- July 16, 2021 to July 16, 2022	6.5%	20,000	3,138
- July 13, 2021 to July 12, 2022	6.5%	30,000	4,708

Notes:

The principal amounts of the above loans are repayable at the end of the loan period.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2021		December 31, 2020	December 31, 2019
Secured by:	RMB	US$	RMB	RMB
Property, plant, and equipment, Land-use right	65,000	10,200	65,000	65,000
Guarantee company	0	0	—	—
	65,000	10,200	65,000	65,000